Right-of-Use Assets and Lease Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Text Block [Abstract]
Right-of-Use Assets and Lease Liabilities

7.      Right-of-Use Assets and Lease Liabilities

The Group leases several facilities under non-cancelable operating leases with no right of renewal. Right-of-use assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. Right-of-use assets are recognized at the commencement date based on the present value of lease payments over the lease term. As the Company’s leases do not provide an implicit rate, the Group uses its respective incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

		June 30, 2022		December 31, 2021
	Cost	Accumulated Depreciation	Cost	Accumulated Depreciation
Right-of-use assets	$2,058,132	$422,497	$1,698,049	$182,208
Net book value		$1,635,635		$1,515,841

Amortization expense on the right-of-use asset recognized for the three and six months ended June 30, 2022 was $142,620 and $240,289, respectively (three and six months ended June 30, 2021 — $12,606 and $25,024). Interest expense recognized for the three and six months ended June 30, 2022 was $10,618 and $18,608, respectively (three and six months ended June 30, 2021 — $752 and $1,692).

As of June 30, 2022, the weighted-average remaining lease term and weighted-average incremental borrowing rate for the operating leases were 3.59 years and 2.43%, respectively (December 31, 2021 — 4.43 years and 2.1%).

The following shows the undiscounted cash flows for the remaining years under the lease arrangement as at June 30, 2022.

2022	$318,283
2023	595,675
2024	296,339
2025	261,461
2026	264,883
2027	26,468
1,763,109
Less: imputed interest	61,222
1,701,887
Current portion	$587,969
Long-term portion	$1,113,918

7.      Right-of-Use Assets and Lease Liabilities

The Group leases several facilities under a non-cancelable operating leases with no right of renewal. Right-of-use assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. Right-of-use assets are recognized at the commencement date based on the present value of lease payments over the lease term. As the Company’s leases do not provide an implicit rate, the Group uses its respective incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

	2021		2020
	Cost	Accumulated Depreciation	Cost	Accumulated Depreciation
Right-of-use assets	$1,698,049	$182,208	$139,946	$86,886
Net book value		$1,515,841		$53,060

Amortization expense on the right-of-use asset and interest expense recognized for the year ended December 31, 2021 was $95,322 (2020 — $45,261) and $7,285 (2020 — $5,477), respectively.

The weighted-average remaining lease term for the operating leases as at December 31, 2021 was 4.4 years (2020 — 1.2 years). The weighted-average incremental borrowing rate was 2.1% (2020 — 6.8%)

The following shows the undiscounted cash flows for the remaining years under the lease arrangement as at December 31, 2021.

2022	$345,326
2023	421,915
2024	259,001
2025	262,363
2026	265,785
2027	26,619
1,581,009
Less: imputed interest	70,711
1,510,298
Current portion	$315,159
Long-term portion	$1,195,139